Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASE

Note 8 - LEASE

The Company has no finance leases. The Company’s leases primarily include office and retail store. The Company’s operating leases have remaining lease terms of approximately 2.16 years.

	December 31, 2023	December 31, 2022
ASSETS
Operating lease right-of-use assets	$195,775	$178,166
LIABILITIES
Operating lease liabilities - current	90,091	57,109
Operating lease liabilities - noncurrent	106,356	121,057

Supplemental Information

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2023	2022	2021
Operating lease expenses	$81,203	$52,507	$4,452

Other information related to leases is presented below:

	Year Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$80,540	$56,666	$4,932
Weighted Average Remaining Lease Term:
Operating leases	2.17 years	3.00 years	4.00 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2024	$95,093
2025	94,963
2026	13,545
Total future minimum lease payments, undiscounted	203,601
Less: Imputed interest	(7,154)
Present value of future minimum lease payments	$196,447